Related party balances and transactions - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party balances and transactions
Lease liabilities	$ 6,973,000	$ 2,201,000
Transactions related to variable equipment leases with other related parties that are excluded from the lease liability	$ 5,433,000	$ 6,122,000
Loans
Related party balances and transactions
Interest rate	4.50%
Time deposits
Related party balances and transactions
Interest rate	4.00%
Key management personnel of entity or parent
Related party balances and transactions
Percentage of director remuneration	1.90%	2.20%	2.70%
Other related parties
Related party balances and transactions
Other financial assets	$ 28,327,000
Other related parties | Loans
Related party balances and transactions
Other financial assets	$ 14,800
Other related parties | Time deposits
Related party balances and transactions
Other financial assets		$ 10,100